Income Taxes - Deferred Tax Assets Not Recognized (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 1,198,921	$ 589,746
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	570,195	223,339
Investment in associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	0	33,629
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	132,456	131,295
Property, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	359,455	154,523
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	11,701	3,668
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	33,764	0
Marketable Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	28,323	23,792
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	5,028	5,034
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	0	2,860
Capital lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	2,462	5,408
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 55,537	$ 6,198